Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Sep. 01, 2024	Sep. 03, 2023	Aug. 28, 2022	Aug. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)[1]	Summary Compensation Table Total for Former PEO($)[1]	Compensation Actually Paid to PEO($)[1,2]	Compensation Actually Paid to Former PEO($)[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs($)[1]	Average Compensation Actually Paid to Non-PEO NEOs($)[1,2]	Value of Initial Fixed $100 Investment Based On:		Net Income($)[5] (in millions)	Net Sales Adjusted for Changes in Foreign Currencies($)[6] (in millions)
							TSR($)[3]	Peer Group TSR($)[4]
2025	13,932,597	—	15,633,675	—	6,250,431	6,854,360	293.59	173.48	8,099	271,855
2024	12,229,741	16,049,870	18,702,319	29,445,370	8,381,978	11,133,897	276.32	154.78	7,367	250,099
2023	—	16,870,623	—	18,733,773	6,304,715	6,926,922	163.78	129.00	6,292	241,194
2022	—	9,905,070	—	11,868,875	5,806,023	6,353,825	158.84	128.26	5,844	224,492
2021	—	8,804,752	—	10,342,108	4,724,776	5,794,960	133.65	184.84	5,007	189,293
_______________________
(1) The principal executive officer(s) (PEOs), Former PEO and Non-PEO named executive officers (Non-PEO NEOs) for each year were as follows:

Year	PEO	Former PEO	Non-PEO NEOs
2025	Ron M. Vachris		Gary Millerchip, Richard A. Galanti, Russ D. Miller, Pierre Riel, Javier Polit
2024	Ron M. Vachris	W. Craig Jelinek	Gary Millerchip, Richard A. Galanti, Russ D. Miller, Pierre Riel, Javier Polit
2023	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, Russ D. Miller, Pierre Riel
2022	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, Russ D. Miller, James P. Murphy
2021	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, James P. Murphy, Joseph P. Portera
(2) The dollar amounts represent the amount of "compensation actually paid" or "CAP" as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or Non-PEO NEOs during the applicable year. The following table represents the adjustments made to the Summary Compensation Table (SCT) total compensation for fiscal 2025 to calculate the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	PEO($)	Average for Non-PEO NEOs($)
SCT Total	13,932,597	6,250,431
Deduct, amounts reported under "stock awards" column in the SCT Table	(12,036,800)	(4,526,551)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	12,885,866	4,829,832
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	847,762	193,693
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	4,250	106,955
Compensation Actually Paid	15,633,675	6,854,360
(3) The Total Shareholder Return (TSR) represents the cumulative total return on an initial fixed investment of $100 invested in the Company's common stock from the last day of trading in fiscal 2020 to the last day of trading in each of the applicable fiscal years. The return assumes reinvestment of dividends.
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2025 Form 10-K, filed with the SEC on October 7, 2025.
(5) Represents net income reflected in the Company's audited financial statements.
(6) Represents net sales adjusted for changes in foreign currencies. This selected measure is used as a performance condition for certain annual performance-based awards for both the PEO and Non-PEO NEOs. Please refer to Appendix A: Non-GAAP Financial Measures for a reconciliation of net sales adjusted for changes in foreign currencies, which is a non-GAAP measure, to net sales under GAAP.

Company Selected Measure Name	Net Sales Adjusted for Changes in Foreign Currencies
Named Executive Officers, Footnote	The principal executive officer(s) (PEOs), Former PEO and Non-PEO named executive officers (Non-PEO NEOs) for each year were as follows:

Year	PEO	Former PEO	Non-PEO NEOs
2025	Ron M. Vachris		Gary Millerchip, Richard A. Galanti, Russ D. Miller, Pierre Riel, Javier Polit
2024	Ron M. Vachris	W. Craig Jelinek	Gary Millerchip, Richard A. Galanti, Russ D. Miller, Pierre Riel, Javier Polit
2023	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, Russ D. Miller, Pierre Riel
2022	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, Russ D. Miller, James P. Murphy
2021	W. Craig Jelinek		Ron M. Vachris, Richard A. Galanti, James P. Murphy, Joseph P. Portera

Peer Group Issuers, Footnote
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2025 Form 10-K, filed with the SEC on October 7, 2025.

PEO Total Compensation Amount	$ 13,932,597
PEO Actually Paid Compensation Amount	$ 15,633,675
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts represent the amount of "compensation actually paid" or "CAP" as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or Non-PEO NEOs during the applicable year. The following table represents the adjustments made to the Summary Compensation Table (SCT) total compensation for fiscal 2025 to calculate the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	PEO($)	Average for Non-PEO NEOs($)
SCT Total	13,932,597	6,250,431
Deduct, amounts reported under "stock awards" column in the SCT Table	(12,036,800)	(4,526,551)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	12,885,866	4,829,832
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	847,762	193,693
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	4,250	106,955
Compensation Actually Paid	15,633,675	6,854,360

Non-PEO NEO Average Total Compensation Amount	$ 6,250,431	$ 8,381,978	$ 6,304,715	$ 5,806,023	$ 4,724,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,854,360	11,133,897	6,926,922	6,353,825	5,794,960
Adjustment to Non-PEO NEO Compensation Footnote
(2) The dollar amounts represent the amount of "compensation actually paid" or "CAP" as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO or Non-PEO NEOs during the applicable year. The following table represents the adjustments made to the Summary Compensation Table (SCT) total compensation for fiscal 2025 to calculate the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	PEO($)	Average for Non-PEO NEOs($)
SCT Total	13,932,597	6,250,431
Deduct, amounts reported under "stock awards" column in the SCT Table	(12,036,800)	(4,526,551)
Add, fair value at fiscal year end of outstanding and unvested stock awards granted in the current fiscal year	12,885,866	4,829,832
Add, change in fair value of outstanding and unvested stock awards granted in prior fiscal years	847,762	193,693
Add, change in fair value as of vesting date (from the end of the prior fiscal year) for stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year	4,250	106,955
Compensation Actually Paid	15,633,675	6,854,360

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationship among compensation actually paid to our PEO, Former PEO, the average compensation actually paid to our Non-PEO NEOs, and TSR for the applicable fiscal years. Our peer group TSR is also included. Refer to footnotes 3 and 4 in the table above for TSR methodology for Costco and the peer group.

Compensation Actually Paid vs. Net Income
The following chart shows the relationship among compensation actually paid to our PEO, Former PEO, the average compensation actually paid to our Non-PEO NEOs, and net income for the applicable fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship among compensation actually paid to our PEO, Former PEO, the average compensation actually paid to our Non-PEO NEOs, and net sales adjusted for changes in foreign currencies for the applicable fiscal years. Refer to Appendix A for a reconciliation of this non-GAAP measure to net sales under GAAP.

Total Shareholder Return Vs Peer Group
(3) The Total Shareholder Return (TSR) represents the cumulative total return on an initial fixed investment of $100 invested in the Company's common stock from the last day of trading in fiscal 2020 to the last day of trading in each of the applicable fiscal years. The return assumes reinvestment of dividends.
(4) The Peer Group TSR represents the S&P Retail Select Index, the index we use in the stock performance graph required by Item 201(e) of Regulation S-K, included in our fiscal year 2025 Form 10-K, filed with the SEC on October 7, 2025.

Tabular List, Table
Financial Performance Measures
The following list represents the most important metrics used to link Company performance to compensation actually paid for the most recently completed fiscal year. Only two measures are identified because they are the only measures used by the Company to link executive compensation to Company performance.
•Net Sales Adjusted for Changes in Foreign Currencies
•Income Before Income Taxes Adjusted for Changes in Foreign Currencies

Total Shareholder Return Amount	$ 293.59	276.32	163.78	158.84	133.65
Peer Group Total Shareholder Return Amount	173.48	154.78	129.00	128.26	184.84
Net Income (Loss)	$ 8,099,000,000	$ 7,367,000,000	$ 6,292,000,000	$ 5,844,000,000	$ 5,007,000,000
Company Selected Measure Amount	271,855,000,000	250,099,000,000	241,194,000,000	224,492,000,000	189,293,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales Adjusted for Changes in Foreign Currencies
Non-GAAP Measure Description	Represents net sales adjusted for changes in foreign currencies. This selected measure is used as a performance condition for certain annual performance-based awards for both the PEO and Non-PEO NEOs. Please refer to Appendix A: Non-GAAP Financial Measures for a reconciliation of net sales adjusted for changes in foreign currencies, which is a non-GAAP measure, to net sales under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Income Before Income Taxes Adjusted for Changes in Foreign Currencies
Ron M. Vachris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,932,597	$ 12,229,741
PEO Actually Paid Compensation Amount	$ 15,633,675	$ 18,702,319
PEO Name	Ron M. Vachris	Ron M. Vachris
W. Craig Jelinek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,049,870	$ 16,870,623	$ 9,905,070	$ 8,804,752
PEO Actually Paid Compensation Amount		$ 29,445,370	$ 18,733,773	$ 11,868,875	$ 10,342,108
PEO Name		W. Craig Jelinek	W. Craig Jelinek	W. Craig Jelinek	W. Craig Jelinek
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,036,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,885,866
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,762
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,250
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,526,551)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,829,832
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,693
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 106,955